Stock-Based Compensation	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
Stock-Based Compensation [Abstract]
Stock-Based Compensation

Note 4 – Stock-Based Compensation

Restricted Stock Awards

Restricted Stock Awards (“RSAs”) are grants of shares of our common stock that vest in accordance with terms and conditions established by the Company’s Board of Directors. Recipients of RSAs generally will have voting and dividend rights with respect to such shares upon grant without regard to vesting, unless the RSA agreement provides otherwise. Shares of restricted stock that do not vest are subject to forfeiture

The Company entered into various consulting agreements that involved the issuance of common stock in exchange for future services. These agreements included time-based vesting provisions and repurchase rights tied to service terms. In connection with these agreements, the Company recorded deferred compensation for the fair value of the shares in excess of the amounts paid. The deferred compensation was recognized as consulting expense in the consolidated statements of operations over the applicable service periods.

For the three months ended September 30, 2025 and 2024, $0 and $7 thousand, respectively, were recognized as consulting expense in the consolidated statements of operations. As of September 30, 2025, there was no deferred compensation remaining in the consolidated balance sheets, as all related shares had vested and associated expense had been fully amortized as of June 30, 2025.

Restricted Stock Units

Restricted Stock Units (“RSUs”) are grants of shares of our common stock that vest in accordance with terms and conditions established by the administrator of the 2021 Equity Incentive Plan (2021 Plan). Subject to the provisions of the 2021 Plan, the administrator determines the terms and conditions of RSUs, including the vesting criteria.

During the three months ended September 30, 2025, the Company granted 76,403 RSUs, of which 2,903 were fully vested on the date of grant. The remaining RSUs will vest as follows: 25% on the 12month anniversary of the grant recipient’s start date and 75% in equal quarterly installments over the following 36 months. Each vesting installment is subject to the recipient’s continued service with the Company through the applicable vesting date.

	Number of Shares	Weighted Average Grant Date Fair Value Per Share
Outstanding at July 1, 2025	-	$-
Granted	76,403	20.34
Vested	(2,903)	17.14
Canceled	-	-
Outstanding at September 30, 2025	73,500	$20.46

Stock Options

For the three months ended September 30, 2025, the Company granted 157,906 stock options to employees and members of the Company’s board of directors. The stock options expire in 10 years, have exercise prices ranging from $16.37 to $20.82, and vest in one month to forty-eight months.

For the three months ended September 30, 2024, the Company issued 12,000 stock options to a consultant. The stock options expire in 10 years, have an exercise price of $3.13, and vest equally in twelve months.

The Company estimates the fair value of each option granted using the Black-Scholes option-pricing model. The Company used the following assumptions to estimate the fair value of stock options for the period presented:

	Three Months Ended September 30,
	2025	2024
Weighted-average fair value	$16.72	$2.53
Expected volatility	101.4% - 104.6%	113.9%
Expected term	5.0 years - 6.1 years	5.3 years
Dividend yield	0.00%	0.00%
Risk-free interest rate	3.69% - 4.07%	4.10%

The following is a schedule summarizing stock option activities for the periods presented ($ in thousands, except per share data):

	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value (1)
Outstanding at July 1, 2025	1,570,675	$5.33	$17,410
Granted	157,906	20.25
Exercised	(22,187)	2.74
Canceled	(2,117)	7.80
Outstanding at September 30, 2025	1,704,277	$6.74	$16,678
Exercisable at September 30, 2025	960,897	$4.14	$11,503

(1)	Represents the excess of the fair value on the last day of the period (which was $16.10 as of September 30, 2025) over the exercise price, multiplied by the number of options.

	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value (1)
Outstanding at July 1, 2024	1,068,446	$2.41	$1,258
Granted	12,000	3.13
Exercised	-	-
Canceled	(23,959)	2.39
Outstanding at September 30, 2024	1,056,487	$2.42	$795
Exercisable at September 30, 2024	740,480	$2.35	$613

(1)	Represents the excess of the fair value on the last day of the period (which was $3.17 as of September 30, 2024) over the exercise price, multiplied by the number of options.

For the three months ended September 30, 2025 and 2024, stock-based compensation expenses for stock options and RSU granted were $1.1 million and $167 thousand, respectively. Unrecognized stock-based compensation expense was $7.2 million, and the average expected recognition period was 1.8 years as of September 30, 2025.

Note 5 – Stock-Based Compensation

Restricted Stock Awards

The Company has entered into various consulting agreements that involved the issuance of common stock in exchange for future services. These agreements included time-based vesting provisions and repurchase rights tied to service terms. In connection with these agreements, the Company recorded deferred compensation for the fair value of the shares in excess of the amounts paid. The deferred compensation is recognized as consulting expense in the consolidated statements of operations over the respective service periods.

For the fiscal years ended June 30, 2025 and 2024, $20 thousand and $33 thousand, respectively, have been amortized in the consolidated statements of operations. As of June 30, 2025, there was no deferred compensation included in the consolidated balance sheets, as all deferred compensation had been fully expensed.

The following is a schedule summarizing restricted stock awards for the periods indicated:

	Number of Shares	Weighted Average Grant Date Fair Value Per Share
Outstanding at July 1, 2023	75,293	$1.97
Granted	-	-
Vested	(64,696)	1.98
Forfeited	-	-
Outstanding at June 30, 2024	10,597	$1.90
Granted	-	-
Vested	(10,597)	1.90
Forfeited	-	-
Outstanding at June 30, 2025	-	$-

Common Stock Options

For the fiscal year ended June 30, 2024, the Company granted stock options of 20,000 and 100,821 to consultants and members of the board of directors, respectively. The stock options granted to consultants expire in 10 years have exercise prices ranging from $2.50 to $3.90, and vest immediately. Stock options granted to members of the board of directors expire in 10 years have an exercise price of $2.99, and vest in nine months.

For the fiscal year ended June 30, 2025, the Company granted stock options of 78,000 and 723,354 to consultants, and employees and members of the Company’s board of directors, respectively. The stock options granted to consultants expire in 10 years, have exercise prices ranging from $2.97 to $3.51 and vest in six months to 2 years. Stock options granted to employees and members of board of the Company’s directors expire in 10 years, have exercise prices ranging from $5.93 to $18.99, and vest in one month to forty-eight months.

The Company estimates the fair value of each option granted using the Black-Scholes option-pricing model. The Company used the following assumptions to estimate the fair value of stock options for the period presented:

	Year Ended June 30,
	2025	2024
Weighted-average fair value	$6.53	$2.52
Expected volatility	113.9% - 138.3%	104.9% - 113.9%
Expected term	0.9 years - 6.1 years	5.0 years - 6.2 years
Dividend yield	0.00%	0.00%
Risk-free interest rate	3.87% - 4.65%	3.94% - 4.92%

For the fiscal years ended June 30, 2025 and 2024, stock-based compensation expenses for options granted were $1.9 million and $732 thousand, respectively. Unrecognized stock-based compensation expense was $4.1 million, and the average expected recognition period was 1.5 years as of June 30, 2025.

The following is a schedule summarizing stock option activities for the periods presented ($ in thousands, except per share data):

	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value (1)
Outstanding at July 1, 2024	953,821	$2.45	$1,087
Granted	801,354	8.08
Exercised	(267,957)	2.28
Reversal of Expired/forfeited	83,457	2.89
Outstanding at June 30, 2025	1,570,675	$5.33	$17,410
Exercisable at June 30, 2025	837,754	$3.65	$10,656

Outstanding at July 1, 2023	1,034,000	$2.31	$640
Granted	120,821	3.01
Exercised	-	-
Expired/forfeited	(201,000)	2.08
Outstanding at June 30, 2024	953,821	$2.45	$1,087
Exercisable at June 30, 2024	550,116	$2.36	$674

(1)	Represents the excess of the fair value on the last day of the period (which was $16.37 and $3.59 as of June 30, 2025 and 2024, respectively) over the exercise price, multiplied by the number of options.